Significant Accounting Policies - Summary Financial Information of VIEs and their Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 626,715	¥ 760,710		$ 98,345
Short-term investments	184,159	517,815		28,899
Prepaid expenses and other current assets	176,349	117,637		27,673
Total current assets	1,126,584	1,554,254		176,785
Right-of-use assets	362,335	488,877		56,858
Total non-current assets	1,466,036	1,706,640		230,053
TOTAL ASSETS	2,592,620	3,260,894		406,838
Accrued expenses and other current liabilities	586,043	607,789		91,961
Deferred revenue, current (including deferred revenue, current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB435,254 and RMB295,958 as of December 31, 2020 and 2021, respectively)	1,266,948	1,463,165		198,812
Lease liabilities, current	14,310	30,702		2,246
Total current liabilities	1,905,955	2,195,696		299,085
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB468,577and RMB257,071 as of December 31, 2020 and 2021, respectively)	1,081,231	1,561,278		169,669
Lease liabilities, non-current	404,133	532,538		63,417
TOTAL LIABILITIES	3,606,772	4,473,021		$ 565,981
Net revenues	537,273	1,042,693	¥ 2,049,461
Net income/(loss)	(183,346)	(446,621)	590,728
Net cash used in operating activities	(514,536)	(1,663,110)	(480,084)
Net cash generated from/(used in) investing activities	177,164	(214,045)	¥ 522,104
VIEs
Variable Interest Entity [Line Items]
Cash and cash equivalents	64,896	59,929
Short-term investments	59,105	227,560
Prepaid expenses and other current assets	54,235	55,493
Total current assets	208,932	379,715
Right-of-use assets	291,492	310,946
Total non-current assets	660,990	687,722
TOTAL ASSETS	869,922	1,067,437
Accrued expenses and other current liabilities	197,467	175,900
Deferred revenue, current (including deferred revenue, current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB435,254 and RMB295,958 as of December 31, 2020 and 2021, respectively)	295,958	435,254
Lease liabilities, current	8,366	15,833
Total current liabilities	501,791	626,987
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB468,577and RMB257,071 as of December 31, 2020 and 2021, respectively)	257,071	468,577
Lease liabilities, non-current	318,598	340,763
TOTAL LIABILITIES	¥ 1,080,735	¥ 1,439,665